Note 17 - Stock-based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 33.77
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 328 days
Vested or expected to vest, aggregate intrinsic value	$ 28.1
Restricted Stock Units (RSUs) [Member]
Number of Units Outstanding (in shares)	374,677	337,066
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 16.57	$ 14.42
Weighted-Average Remaining Contractual, PSU (Year)	4 years 255 days	5 years	5 years 219 days
Aggregate Intrinsic Value, PSU	$ 25.2	$ 16.8	$ 10.6
Number of PSUs Granted (in shares)	57,518	37,611
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 43.25	$ 38.04
Number of Units Outstanding (in shares)	432,195	374,677	337,066
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 19.98	$ 16.57	$ 14.42
Vested or expected to vest, RSU (in shares)	432,195
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 19.98
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 255 days
Vested or expected to vest, aggregate intrinsic value	$ 25.2
Exercisable, number of units (in shares)	375,845
Exercisable, PSU weighted-average granted date fair value (in dollars per share)	$ 16.50
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)	4 years 36 days
Exercisable, Aggregate Intrinsic Value, PSU	$ 21.9